FAIR VALUE MEASUREMENTS (Schedule of Significant Observable Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	0.00%
Impaired Loans [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 49
Impaired Loans [Member] | Minimum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	1.00%
Impaired Loans [Member] | Maximum [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Significant Unobservable Input Value	15.00%